Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	21,049,980	20,673,200
Common stock, shares outstanding	21,049,980	20,673,200
Common stock, par value	$ 0.0001	$ 0.0001